Other current operating assets and liabilities	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2023	12/31/2022

Prepaid expenses	15.5	21.0
Indirect taxes (VAT/GST) receivables	35.1	39.7
Social security receivables	12.9	9.3
Other current assets	23.2	7.0
Other current operating assets	86.8	77.0

(CHF in millions)	6/30/2023	12/31/2022

Accrued expenses	85.3	25.0
Accrued personnel expenses	18.7	13.3
Indirect taxes (VAT/GST) payables	25.4	26.9
Interim operational account	20.6	13.2
Other current liabilities	9.7	3.3
Other current operating liabilities	159.8	81.7

Accrued expenses mainly comprise accruals for outstanding vendor invoices mainly related to marketing, freight, customs, selling and distribution. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively.

Other current operating liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2023	12/31/2022

Prepaid expenses	15.5	21.0
Indirect taxes (VAT/GST) receivables	35.1	39.7
Social security receivables	12.9	9.3
Other current assets	23.2	7.0
Other current operating assets	86.8	77.0

(CHF in millions)	6/30/2023	12/31/2022

Accrued expenses	85.3	25.0
Accrued personnel expenses	18.7	13.3
Indirect taxes (VAT/GST) payables	25.4	26.9
Interim operational account	20.6	13.2
Other current liabilities	9.7	3.3
Other current operating liabilities	159.8	81.7

Accrued expenses mainly comprise accruals for outstanding vendor invoices mainly related to marketing, freight, customs, selling and distribution. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively.